Disclosure of credit risk exposure (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Accounts receivable	$ 26,947	$ 34,012
Carrying amount [Member]
Statements Line Items
Accounts receivable	6,007
Carrying amount [Member] | Less than 1 month [Member]
Statements Line Items
Accounts receivable	9,211	13,799
Carrying amount [Member] | 1 to 3 months [Member]
Statements Line Items
Accounts receivable	4,284	3,943
Carrying amount [Member] | 4 to 6 months [Member]
Statements Line Items
Accounts receivable	1,039	3,282
Carrying amount [Member] | Over 6 months [Member]
Statements Line Items
Accounts receivable	12,413	12,988
Gross impairment [Member]
Statements Line Items
Accounts receivable	194	2,212
Gross impairment [Member] | Less than 1 month [Member]
Statements Line Items
Accounts receivable	0	0
Gross impairment [Member] | 1 to 3 months [Member]
Statements Line Items
Accounts receivable	0	0
Gross impairment [Member] | 4 to 6 months [Member]
Statements Line Items
Accounts receivable	0	0
Gross impairment [Member] | Over 6 months [Member]
Statements Line Items
Accounts receivable	$ 194	$ 2,212